LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
SCHEDULE OF LOSS PER SHARE
	December 31, 2025		December 31, 2024		December 31, 2023

Net loss attributable to the owners of the company	(169,177)		(31,092)		(20,914)

Basic and diluted loss per share (US$ in thousands)	(37	)(1)	(138,537	)(1)	(9,272,541	)(1)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share	4,526		0.22		*

*	Nil after reverse stock splits

(1)	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1. F-1.K and 26.3, 26.5 and 26.6.